Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2017

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,507,365,780.81	459,107,927.81	433,906,838.66	0.297261
Yield Supplement Overcollaterization		47,683,620.22	8,597,278.08	7,908,381.51
Total Adjusted Portfolio		1,459,682,160.59	450,510,649.73	425,998,457.15
Total Adjusted Securities		1,459,180,628.33	450,510,649.73	425,998,457.15	0.291944
Class A-1 Notes	0.35000%	335,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.67000%	392,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.05000%	546,000,000.00	264,330,021.40	239,817,828.82	0.439227
Class A-4 Notes	1.50000%	127,800,000.00	127,800,000.00	127,800,000.00	1.000000
Certificates	0.00000%	58,380,628.33	58,380,628.33	58,380,628.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	24,512,192.58	231,288.77	44.8941256	0.4236058
Class A-4 Notes	0.00	159,750.00	-	1.2500000
Certificates	0.00	0.00	-	-
Total Securities	24,512,192.58	391,038.77

I. COLLECTIONS

Interest:
Interest Collections		1,019,787.28
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,019,787.28

Principal:
Principal Collections		24,843,259.11
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		24,843,259.11

Recoveries of Defaulted Receivables		363,028.85
Servicer Advances		14,370.29

Total Collections		26,240,445.53

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	45,979	450,510,649.73
Total Principal Payment		24,512,192.58
	44,602	425,998,457.15

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2017

III. DISTRIBUTIONS

Total Collections	26,240,445.53
Reserve Account Draw	0.00
Total Available for Distribution	26,240,445.53

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	382,589.94
Servicing Fee Paid	382,589.94
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	231,288.77

Class A-3 Notes Monthly Interest Paid	231,288.77
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,750.00

Class A-4 Notes Monthly Interest Paid	159,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		391,038.77
Total Note Monthly Interest Paid		391,038.77
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		25,466,816.82

4. Total Monthly Principal Paid on the Notes		24,512,192.58

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		24,512,192.58
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		954,624.24
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		954,624.24

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,647,951.57
Required Reserve Account Amount		3,649,205.40
Beginning Reserve Account Balance		3,649,205.40
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,649,205.40

Required Reserve Account Amount for Next Period		3,649,205.40

VI. POOL STATISTICS

Weighted Average Coupon		2.74%
Weighted Average Remaining Maturity		30.46

	Amount	Number
Principal on Defaulted Receivables	357,830.04	30
Principal Recoveries of Defaulted Receivables	363,028.85
Monthly Net Loss	(5,198.81)
Pool Balance at Beginning of Collection Period	459,107,927.81

Net Loss Ratio for Third Preceding Collection Period	0.35%
Net Loss Ratio for Second Preceding Collection Period	0.27%
Net Loss Ratio for Preceding Collection Period	0.40%
Net Loss Ratio for Current Collection Period	-0.01%
Four-Month Average Net Loss Ratio	0.25%

Cumulative Net Losses for all Periods	8,449,017.69

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	4,252,268.34	325	0.98%
61-90 Days Delinquent	991,982.79	79	0.23%
91-120 Days Delinquent	315,626.11	25	0.07%
More than 120 Days	0.00	0	0.00%
Total Delinquent Receivables:	5,559,877.24	429	1.28%

61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.24%	0.19%
Delinquency Ratio for Second Preceding Collection Period	0.21%	0.18%
Delinquency Ratio for Preceding Collection Period	0.26%	0.20%
Delinquency Ratio for Current Collection Period	0.30%	0.23%
Four-Month Average Delinquency Ratio	0.26%	0.20%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO